Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 157,823	$ 141,954	$ 102,112
Pension commitments	1,018	1,003	714
Leases	1,113	319	47
Impairment of assets	1	1	1
Revenue recognition		(491)	197
Other	(3,973)	1,308	284
Total unrecognized deferred tax assets, net	$ (155,982)	$ (144,095)	$ (103,354)